UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series

(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: October

Date of reporting period: April 30, 2026

Item 1.	Report to Stockholders.

(a)

Indexperts Gorilla Aggressive Growth ETF Tailored Shareholder Report

Indexperts Gorilla Aggressive Growth ETF

Ticker: RILA

Exchange: NYSE Arca

semi-annual shareholder report April 30, 2026

This semi-annual shareholder report contains important information about Indexperts Gorilla Aggressive Growth ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://indexperts.com/rila/. You can also request this information by contacting us at 800-773-3863.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Indexperts Gorilla Aggressive Growth ETF	$24	0.50%¹
¹	Annualized

What did the Fund invest in?

(as of April 30, 2026)

Sector Breakdown (% of net assets)

Technology
36.4%
Consumer Discretionary
15.9%
Industrials
12.7%
Health Care
12.6%
Communications
9.6%
Financials
5.3%
Consumer Staples
2.9%
Materials
2.5%
Real Estate
0.8%
Other
1.3%

Top 10 Holdings	(% of net assets)
Broadcom Inc	5.8%
NVIDIA Corp	5.0%
Amazon.com Inc	4.0%
Tesla Inc	3.7%
Eli Lilly & Co	3.6%
Amphenol Corp	3.6%
Netflix Inc	3.0%
Meta Platforms Inc	2.9%
KLA Corp	2.9%
Palantir Technologies Inc	2.6%

Key Fund Statistics

(as of April 30, 2026)

Net Assets	$41,930,420
Number of Holdings	171
Portfolio Turnover Rate	0.16%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://indexperts.com/rila/.

Indexperts Quality Earnings Focused ETF Tailored Shareholder Report

Indexperts Quality Earnings Focused ETF

Ticker: QIDX

Exchange: NYSE Arca

semi-annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Indexperts Quality Earnings Focused ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://indexperts.com/qidx/. You can also request this information by contacting us at 800-773-3863.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Indexperts Quality Earnings Focused ETF	$26	0.50%¹
¹	Annualized

What did the Fund invest in?

(as of April 30, 2026)

Sector Breakdown (% of net assets)

Industrials
18.8%
Technology
16.8%
Health Care
12.5%
Consumer Discretionary
11.4%
Consumer Staples
10.4%
Communications
8.8%
Financials
8.4%
Energy
4.6%
Materials
2.8%
Other
5.5%

Top 10 Holdings	(% of net assets)
Arista Networks Inc	3.8%
Alphabet Inc	3.6%
Thermo Fisher Scientific Inc	2.4%
Cisco Systems Inc	2.2%
Exxon Mobil Corp	2.1%
HEICO Corp	2.1%
Walmart Inc	2.0%
Apple Inc	2.0%
Williams Cos Inc/The	1.9%
NRG Energy Inc	1.9%

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$38,320,602
Number of Holdings	133
Portfolio Turnover Rate	0.36%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://indexperts.com/qidx/.

Indexperts Yield Focused Fixed Income ETF Tailored Shareholder Report

Indexperts Yield Focused Fixed Income ETF

Ticker: YFFI

Exchange: NYSE Arca

semi-annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Indexperts Yield Focused Fixed Income ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://indexperts.com/yffi/. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Indexperts Yield Focused Fixed Income ETF	$25	0.50%¹
¹	Annualized

What did the Fund invest in?

(as of April 30, 2026)

Sector Breakdown (% of net assets)

Energy
22.5%
Utilities
22.5%
Financials
18.9%
Health Care
7.3%
Consumer Staples
7.2%
Consumer Discretionary
6.0%
Communications
4.9%
Industrials
4.6%
Materials
4.3%
Other
1.8%

Top 10 Holdings	(% of net assets)
Prudential Financial Inc	2.3%
American Express Co	2.2%
Walt Disney Co/The	2.2%
Dow Chemical Co/The	2.2%
Morgan Stanley	2.2%
General Electric Co	2.1%
ConocoPhillips	2.1%
Boston Scientific Corp	2.1%
Consolidated Edison Co of New York Inc	2.1%
Plains All American Pipeline LP / PAA Finance Corp	2.0%

Key Fund Statistics

(as of April 30, 2026)

Net Assets	$22,718,401
Number of Holdings	79
Portfolio Turnover Rate	0.30%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://indexperts.com/yffi/.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements

For the semi-annual period ended April 30, 2026

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Indexperts Gorilla Aggressive Growth ETF, Indexperts Quality Earnings Focused ETF, and Indexperts Yield Focused Income ETF (the “Funds”). The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Indexperts Gorilla Aggressive Growth ETF
Schedule of Investments (unaudited)
As of April 30, 2026
	Shares	Value
Common Stock - 98.89%
Communications - 9.59%
AppLovin Corp (a)	1,243	$554,813
Iridium Communications Inc	868	33,913
Meta Platforms Inc	2,012	1,231,163
Netflix Inc (a)	13,384	1,252,876
New York Times Co/The	497	39,278
Roku Inc (a)	448	52,219
Spotify Technology SA (a)	954	426,009
T-Mobile US Inc	1,885	368,517
Trade Desk Inc/The (a)	859	20,264
Warner Music Group Corp	879	24,849
Yelp Inc (a)	557	15,373
		4,019,274
Consumer Discretionary - 15.93%
Amazon.com Inc (a)	6,321	1,675,444
Armstrong World Industries Inc	172	29,307
Brinker International Inc (a)	192	29,230
Burlington Stores Inc (a)	101	32,321
Carvana Co (a)	208	82,326
Chewy Inc (a)	642	16,320
Chipotle Mexican Grill Inc (a)	2,797	95,070
Deckers Outdoor Corp (a)	472	48,238
DraftKings Inc (a)	1,637	38,175
Dutch Bros Inc (a)	447	25,707
Floor & Decor Holdings Inc (a)	380	18,392
Hilton Worldwide Holdings Inc	1,854	600,826
Lowe’s Cos Inc	2,034	485,699
Lululemon Athletica Inc (a)	1,737	239,185
On Holding AG (a)	532	18,945
O’Reilly Automotive Inc (a)	4,999	496,901
Red Rock Resorts Inc	521	28,113
Royal Caribbean Cruises Ltd	1,930	509,057
Shake Shack Inc (a)	209	21,414
Sportradar Group AG (a)	1,256	16,391
Somnigroup International Inc	475	36,033
Tesla Inc (a)	4,091	1,561,248
TJX Cos Inc/The	3,507	549,722
Universal Technical Institute Inc (a)	658	24,695
		6,678,759
Consumer Staples - 2.89%
Celsius Holdings Inc (a)	773	25,949
Costco Wholesale Corp	985	999,312
Hims & Hers Health Inc (a)	510	13,857
Monster Beverage Corp (a)	1,551	119,535
Sprouts Farmers Market Inc (a)	162	13,260
Vita Coco Co Inc/The (a)	637	42,036
		1,213,949
Energy - 0.24%
Targa Resources Corp	380	98,830

See Notes to Financial Statements

Indexperts Gorilla Aggressive Growth ETF
Schedule of Investments (unaudited) (continued)
As of April 30, 2026
	Shares	Value
Common Stock (continued)
Financials - 5.28%
Affirm Holdings Inc (a)	561	$36,061
American Express Co	1,575	508,804
Equifax Inc	206	35,832
Mastercard Inc	788	396,301
Progressive Corp/The	1,575	317,016
Ryan Specialty Holdings Inc	415	14,429
Shift4 Payments Inc (a)	285	12,620
Toast Inc (a)	1,492	42,552
Travelers Cos Inc/The	1,799	548,947
Trupanion Inc (a)	501	12,019
Verisk Analytics Inc	1,576	290,756
		2,215,337
Health Care - 12.64%
Centene Corp (a)	7,203	386,729
Chemed Corp	46	19,549
Cigna Group/The	1,451	421,632
Dexcom Inc (a)	6,459	384,634
Eli Lilly & Co	1,620	1,514,052
IDEXX Laboratories Inc (a)	113	63,370
Inspire Medical Systems Inc (a)	144	8,084
Intuitive Surgical Inc (a)	1,375	629,214
LeMaitre Vascular Inc	273	29,962
Medpace Holdings Inc (a)	88	36,842
Merit Medical Systems Inc (a)	274	18,681
Penumbra Inc (a)	88	28,730
Privia Health Group Inc (a)	907	22,539
Progyny Inc (a)	1,128	20,958
RadNet Inc (a)	416	23,525
Regeneron Pharmaceuticals Inc	854	603,829
Repligen Corp (a)	213	25,200
Thermo Fisher Scientific Inc	1,154	552,720
UFP Technologies Inc (a)	92	17,630
Vertex Pharmaceuticals Inc (a)	1,149	491,060
		5,298,940
Industrials - 12.66%
Alarm.com Holdings Inc (a)	415	18,430
Amphenol Corp	10,154	1,495,380
Argan Inc	128	85,757
ATI Inc (a)	395	61,407
Automatic Data Processing Inc	1,945	412,223
Axon Enterprise Inc (a)	82	32,944
Badger Meter Inc	113	13,663
Barrett Business Services Inc	539	16,995
Bloom Energy Corp (a)	1,302	368,935
BWX Technologies Inc	242	52,366
Cintas Corp	1,268	221,532
Cognex Corp	921	51,125
Comfort Systems USA Inc	60	110,415
Construction Partners Inc (a)	220	27,205
ESCO Technologies Inc	124	40,170
Fastenal Co	1,537	69,057
Hackett Group Inc/The	950	12,264

See Notes to Financial Statements

Indexperts Gorilla Aggressive Growth ETF
Schedule of Investments (unaudited) (continued)
As of April 30, 2026
	Shares	Value
Common Stock (continued)
Industrials (continued)
HEICO Corp	1,954	$527,424
Howmet Aerospace Inc	783	190,300
Itron Inc (a)	242	20,280
Leonardo DRS Inc	646	26,247
MasTec Inc (a)	177	69,747
Modine Manufacturing Co (a)	277	70,533
PACCAR Inc	4,978	591,386
Symbotic Inc (a)	971	57,386
Trane Technologies PLC	830	408,808
Verra Mobility Corp (a)	932	13,822
Vertiv Holdings Co	601	197,422
Woodward Inc	125	45,374
		5,308,597
Materials - 2.50%
Carpenter Technology Corp	123	52,669
Ecolab Inc	573	149,324
Linde PLC	1,066	534,215
Sensient Technologies Corp	229	26,024
Sherwin-Williams Co/The	856	275,298
Tecnoglass Inc	255	10,985
		1,048,515
Real Estate - 0.76%
CoStar Group Inc (a)	800	27,688
Equinix Inc	268	290,198
		317,886
Technology - 36.40%
ACV Auctions Inc (a)	1,547	8,029
Ambarella Inc (a)	442	30,410
Arista Networks Inc (a)	5,801	1,001,891
Atlassian Corp (a)	268	18,382
Autodesk Inc (a)	379	89,823
Bentley Systems Inc	587	19,148
Booz Allen Hamilton Holding Corp	212	16,487
Braze Inc (a)	675	14,870
Broadcom Inc	5,793	2,418,172
Cadence Design Systems Inc (a)	2,160	711,914
Cellebrite DI Ltd (a)	1,496	19,448
Clearwater Analytics Holdings Inc (a)	1,241	30,032
Cloudflare Inc (a)	440	90,187
Crowdstrike Holdings Inc (a)	1,125	501,469
Datadog Inc (a)	203	26,835
DoubleVerify Holdings Inc (a)	1,723	18,987
Doximity Inc (a)	459	11,218
Duolingo Inc (a)	108	11,891
Elastic NV (a)	307	14,254
ExlService Holdings Inc (a)	570	18,172
Fabrinet (a)	129	88,168
Fortinet Inc (a)	1,859	156,732
Freshworks Inc (a)	1,609	13,129
Global-e Online Ltd (a)	757	23,747
Guidewire Software Inc (a)	261	36,120
HubSpot Inc (a)	92	20,402

See Notes to Financial Statements

Indexperts Gorilla Aggressive Growth ETF
Schedule of Investments (unaudited) (continued)
As of April 30, 2026
	Shares	Value
Common Stock (continued)
Technology (continued)
Intapp Inc (a)	427	$9,586
InterDigital Inc	118	34,994
International Business Machines Corp	1,958	452,259
Intuit Inc	1,015	394,327
JFrog Ltd (a)	557	25,867
KLA Corp	683	1,195,489
MACOM Technology Solutions Holdings Inc (a)	222	62,517
Marvell Technology Inc	1,018	168,123
Microsoft Corp	1,114	454,267
Monolithic Power Systems Inc	87	140,454
NVIDIA Corp	10,449	2,085,307
Onto Innovation Inc (a)	236	69,634
Oracle Corp	6,526	1,053,231
Palantir Technologies Inc (a)	7,814	1,087,006
Palo Alto Networks Inc (a)	5,644	1,012,082
Paycom Software Inc	104	13,183
Paylocity Holding Corp (a)	135	14,241
Procore Technologies Inc (a)	423	23,933
PTC Inc (a)	374	50,976
Everpure Inc (a)	567	40,512
Rapid7 Inc (a)	904	5,334
Samsara Inc (a)	595	17,100
ServiceNow Inc (a)	6,347	560,504
Snowflake Inc (a)	453	61,821
Sprinklr Inc (a)	2,978	14,652
Sprout Social Inc (a)	941	5,646
SPS Commerce Inc (a)	171	9,597
Synopsys Inc (a)	1,317	635,584
Tyler Technologies Inc (a)	99	33,773
Veeva Systems Inc (a)	235	36,653
Vertex Inc (a)	600	7,422
VTEX (a)	3,961	14,893
Workday Inc (a)	254	31,090
Zscaler Inc (a)	239	31,232
		15,263,206
Total Common Stock (Cost $38,539,561)		41,463,293

Short-Term Investment - 1.12%	Shares
Goldman Sachs Financial Square Government Fund, 3.59% (b) (Cost $470,110)	470,110	470,110

Investments, at Value (Cost $39,009,671) - 100.01%		41,933,403
Liabilities in Excess of Other Assets - (0.01)%		(2,983)
Net Assets - 100.00%		$41,930,420

(a) Non-income producing security

(b) Represents 7-day effective SEC yield as of April 30, 2026.

See Notes to Financial Statements

Indexperts Quality Earnings Focused ETF
Schedule of Investments (unaudited)
As of April 30, 2026
	Shares	Value
Common Stock - 99.25%
Communications - 8.76%
Alphabet Inc	3,614	$1,390,667
Charter Communications Inc (a)	1,387	229,091
Fox Corp	3,376	214,342
Netflix Inc (a)	2,012	188,343
Shutterstock Inc	5,472	88,482
T-Mobile US Inc	3,216	628,728
Verizon Communications Inc	12,853	617,330
		3,356,983
Consumer Discretionary - 11.36%
Autoliv Inc	1,723	199,747
AutoZone Inc (a)	158	585,237
Boyd Gaming Corp	2,381	207,028
Carriage Services Inc	2,444	120,000
Dorman Products Inc (a)	2,150	241,896
Ethan Allen Interiors Inc	3,879	82,778
FirstCash Holdings Inc	1,240	270,593
Gentherm Inc (a)	3,842	115,644
Graham Holdings Co	267	299,710
Hilton Worldwide Holdings Inc	950	307,866
La-Z-Boy Inc	2,420	84,071
LKQ Corp	4,232	133,647
Lowe’s Cos Inc	1,014	242,133
Lululemon Athletica Inc (a)	797	109,747
National Vision Holdings Inc (a)	5,975	138,740
O’Reilly Automotive Inc (a)	2,456	244,126
Ralph Lauren Corp	687	246,386
Royal Caribbean Cruises Ltd	1,018	268,508
Service Corp International/US	2,195	177,861
TJX Cos Inc/The	1,769	277,291
		4,353,009
Consumer Staples - 10.40%
Altria Group Inc	9,439	685,743
BJ’s Wholesale Club Holdings Inc (a)	1,476	138,582
Casey’s General Stores Inc	370	304,196
Costco Wholesale Corp	573	581,326
Hormel Foods Corp	19,207	412,374
Ingles Markets Inc	1,618	147,999
Kroger Co/The	8,174	556,404
Natural Grocers by Vitamin Cottage Inc	1,741	50,419
PriceSmart Inc	942	147,819
Turning Point Brands Inc	1,390	112,145
Walmart Inc	5,787	763,479
Weis Markets Inc	1,219	85,549
		3,986,035

See Notes to Financial Statements

Indexperts Quality Earnings Focused ETF
Schedule of Investments (unaudited) (continued)
As of April 30, 2026
	Shares	Value
Common Stock (continued)
Energy - 4.60%
Exxon Mobil Corp	5,195	$801,744
Murphy USA Inc	375	220,500
Williams Cos Inc/The	9,673	738,147
		1,760,391
Financials - 8.38%
Acadian Asset Management Inc	3,459	232,964
American Express Co	774	250,041
American Financial Group Inc/OH	1,384	184,446
Ares Capital Corp	7,998	153,242
Berkshire Hathaway Inc (a)	1,132	536,115
Fair Isaac Corp (a)	78	79,950
Fiserv Inc (a)	3,190	199,853
Hanover Insurance Group Inc/The	1,017	190,881
Houlihan Lokey Inc	930	143,917
Mastercard Inc	391	196,642
Progressive Corp/The	820	165,049
S&P Global Inc	1,147	494,621
Travelers Cos Inc/The	821	250,520
Verisk Analytics Inc	720	132,833
		3,211,074
Health Care - 12.54%
Abbott Laboratories	4,283	388,854
Astrana Health Inc (a)	3,428	117,032
Catalyst Pharmaceuticals Inc (a)	11,601	326,336
Cencora Inc	2,065	636,041
Centene Corp (a)	3,779	202,895
Cigna Group/The	676	196,432
CorVel Corp (a)	878	50,450
Dexcom Inc (a)	2,617	155,842
LeMaitre Vascular Inc	1,223	134,224
Accendra Health Inc (a)	14,568	54,047
Regeneron Pharmaceuticals Inc	419	296,258
ResMed Inc	2,367	506,088
Select Medical Holdings Corp	6,924	113,623
Stryker Corp	1,532	482,779
Thermo Fisher Scientific Inc	1,916	917,687
Vertex Pharmaceuticals Inc (a)	532	227,366
		4,805,954
Industrials - 18.75%
Acuity Inc	624	180,816
AECOM	5,556	467,260
Albany International Corp	1,539	89,324
Allison Transmission Holdings Inc	1,712	230,007
Amphenol Corp	2,805	413,092
Applied Industrial Technologies Inc	451	137,893
ArcBest Corp	1,610	205,388

See Notes to Financial Statements

Indexperts Quality Earnings Focused ETF
Schedule of Investments (unaudited) (continued)
As of April 30, 2026
	Shares	Value
Common Stock (continued)
Industrials (continued)
Argan Inc	573	$383,899
Atkore Inc	1,474	115,193
AZZ Inc	1,123	160,634
Comfort Systems USA Inc	215	395,654
CRA International Inc	526	82,829
Curtiss-Wright Corp	426	306,805
Genco Shipping & Trading Ltd	7,525	182,406
Hackett Group Inc/The	4,112	53,086
HEICO Corp	2,944	794,645
Ichor Holdings Ltd (a)	5,962	393,313
Insteel Industries Inc	2,829	74,063
Kadant Inc	340	99,664
Knight-Swift Transportation Holdings Inc	3,994	259,211
Matson Inc	1,053	183,675
Napco Security Technologies Inc	3,845	179,754
PACCAR Inc	2,468	293,198
Paychex Inc	3,712	343,843
Resideo Technologies Inc (a)	5,220	215,951
Ryder System Inc	705	178,908
Teekay Tankers Ltd	2,238	175,795
Timken Co/The	2,451	271,791
Transcat Inc (a)	1,282	97,560
TriNet Group Inc	2,062	94,398
Watts Water Technologies Inc	417	125,167
	—	7,185,222
Materials - 2.78%
Avient Corp	2,763	102,452
Hawkins Inc	828	138,649
Linde PLC	508	254,579
Packaging Corp of America	897	191,465
Rogers Corp (a)	1,511	205,118
Sensient Technologies Corp	1,067	121,254
Tecnoglass Inc	1,230	52,988
		1,066,505
Real Estate - 1.94%
Jones Lang LaSalle Inc (a)	726	230,962
VICI Properties Inc	17,592	513,686
		744,648
Technology - 16.83%
Apple Inc	2,801	760,051
Arista Networks Inc (a)	8,441	1,457,845
CACI International Inc (a)	352	182,878
Cadence Design Systems Inc (a)	735	242,249
Cisco Systems Inc	9,331	853,786
Cognizant Technology Solutions Corp	7,084	374,744
Crane NXT Co	3,179	142,038

See Notes to Financial Statements

Indexperts Quality Earnings Focused ETF
Schedule of Investments (unaudited) (continued)
As of April 30, 2026
	Shares	Value
Common Stock (continued)
Technology (continued)
ExlService Holdings Inc (a)	2,241	$71,443
F5 Inc (a)	2,067	669,501
International Business Machines Corp	869	200,722
KLA Corp	316	553,111
Microsoft Corp	517	210,822
Palo Alto Networks Inc (a)	1,176	210,880
Plexus Corp (a)	797	199,712
ServiceNow Inc (a)	1,160	102,440
Synopsys Inc (a)	450	217,170
		6,449,392
Utilities - 2.91%
Chesapeake Utilities Corp	781	98,500
National Fuel Gas Co	2,078	175,342
NRG Energy Inc	4,640	721,891
Otter Tail Corp	1,347	120,206
		1,115,939
Total Common Stock (Cost $34,364,106)		38,035,152

Short-Term Investment - 0.73%
Goldman Sachs Financial Square Government Fund, 3.59% (b) (Cost $279,361)	279,361	279,361

Investments, at Value (Cost $34,643,467) - 99.98%		38,314,513
Other Assets Less Liabilities - 0.02%		6,089
Net Assets - 100.00%		$38,320,602

(a) Non-income producing security

(b) Represents 7-day effective SEC yield as of April 30, 2026.

See Notes to Financial Statements

Indexperts Yield Focused Fixed Income ETF
Schedule of Investments (unaudited)
As of April 30, 2026
	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds - 98.18%
Communications - 4.93%
Rogers Communications Inc	$113,000	8.750%	5/1/2032	$129,903
Verizon Communications Inc	425,000	6.550%	9/15/2043	455,796
Vodafone Group PLC	36,000	7.875%	2/15/2030	40,099
Walt Disney Co/The	400,000	7.750%	12/1/2045	493,338
				1,119,136
Consumer Discretionary - 6.02%
AutoZone Inc	375,000	6.550%	11/1/2033	409,500
Genuine Parts Co	420,000	6.875%	11/1/2033	453,509
Lowe’s Cos Inc	400,000	6.650%	9/15/2037	436,937
Masco Corp	62,000	7.750%	8/1/2029	66,713
				1,366,659
Consumer Staples - 7.16%
Conagra Brands Inc	271,000	8.250%	9/15/2030	304,527
Kimberly-Clark Corp	370,000	6.625%	8/1/2037	418,271
Kraft Heinz Foods Co	377,000	6.875%	1/26/2039	409,757
Kroger Co/The	113,000	7.700%	6/1/2029	123,142
Walmart Inc	325,000	6.500%	8/15/2037	371,201
				1,626,898
Energy - 22.52%
ConocoPhillips	430,000	6.500%	2/1/2039	475,873
DCP Midstream Operating LP	152,000	8.125%	8/16/2030	172,805
Devon Energy Corp	350,000	7.950%	4/15/2032	399,110
El Paso Natural Gas Co LLC	350,000	8.375%	6/15/2032	411,145
Enbridge Energy Partners LP	110,000	7.500%	4/15/2038	127,013
Energy Transfer LP	277,000	8.250%	11/15/2029	307,366
Enterprise Products Operating LLC	350,000	6.650%	10/15/2034	387,065
Enterprise Products Operating LLC	150,000	6.450%	9/1/2040	163,852
Halliburton Co	391,000	7.450%	9/15/2039	456,332
Hess Corp	230,000	7.875%	10/1/2029	255,131
Kinder Morgan Energy Partners LP	300,000	7.400%	3/15/2031	334,798
Plains All American Pipeline LP / PAA Finance Corp	430,000	6.650%	1/15/2037	462,922
Tennessee Gas Pipeline Co LLC	154,000	7.000%	10/15/2028	162,902
Texas Eastern Transmission LP	198,000	7.000%	7/15/2032	219,519
Valero Energy Corp	375,000	7.500%	4/15/2032	423,980
Williams Cos Inc/The	300,000	8.750%	3/15/2032	356,556
				5,116,369
Financials - 18.88%
American Express Co	400,000	8.150%	3/19/2038	501,734
AXA SA	200,000	8.600%	12/15/2030	230,500
Citigroup Inc	365,000	8.125%	7/15/2039	455,962
UBS Americas Inc	37,000	7.125%	7/15/2032	41,264
Fifth Third Bancorp	360,000	8.250%	3/1/2038	432,937
Goldman Sachs Group Inc/The	425,000	6.450%	5/1/2036	451,961
HSBC Holdings PLC	117,000	7.625%	5/17/2032	129,888
Jefferies Financial Group Inc	41,000	6.450%	6/8/2027	41,791

See Notes to Financial Statements

Indexperts Yield Focused Fixed Income ETF
Schedule of Investments (unaudited) (continued)
As of April 30, 2026
	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds (continued)
Financials (continued)
JPMorgan Chase & Co	$245,000	8.750%	9/1/2030	$283,094
MetLife Inc	234,000	6.375%	6/15/2034	255,141
Morgan Stanley	455,000	6.375%	7/24/2042	488,521
Prudential Financial Inc	475,000	6.625%	12/1/2037	525,205
Travelers Cos Inc/The	375,000	6.250%	6/15/2037	410,947
Unum Group	39,000	7.250%	3/15/2028	40,192
				4,289,137
Health Care - 7.31%
Boston Scientific Corp	400,000	7.375%	1/15/2040	470,572
GlaxoSmithKline Capital Inc	390,000	6.375%	5/15/2038	429,909
HCA Inc	355,000	7.500%	11/6/2033	400,761
Merck & Co Inc	325,000	6.500%	12/1/2033	359,213
				1,660,455
Industrials - 4.61%
Burlington Northern Santa Fe LLC	70,000	7.290%	6/1/2036	82,891
Caterpillar Inc	30,000	8.250%	12/15/2038	38,854
General Electric Co	425,000	6.875%	1/10/2039	487,743
Rockwell Automation Inc	360,000	6.250%	12/1/2037	396,325
RTX Corp	38,000	7.500%	9/15/2029	41,587
				1,047,400
Materials - 4.30%
Dow Chemical Co/The	465,000	6.300%	3/15/2033	488,864
Owens Corning	400,000	7.000%	12/1/2036	448,421
WestRock MWV LLC	36,000	8.200%	1/15/2030	40,300
				977,585
Utilities - 22.45%
AEP Texas Inc	200,000	6.650%	2/15/2033	215,711
American Water Capital Corp	300,000	6.593%	10/15/2037	336,041
Appalachian Power Co	280,000	7.000%	4/1/2038	311,679
Arizona Public Service Co	80,000	6.350%	12/15/2032	85,360
Baltimore Gas and Electric Co	225,000	6.350%	10/1/2036	244,461
CenterPoint Energy Resources Corp	120,000	6.250%	2/1/2037	125,269
Consolidated Edison Co of New York Inc	415,000	6.750%	4/1/2038	468,597
Dominion Energy Inc	155,000	6.300%	3/15/2033	165,058
DTE Electric Co	67,000	6.625%	6/1/2036	73,821
Duke Energy Florida LLC	325,000	6.350%	9/15/2037	352,009
Edison International	79,000	6.950%	11/15/2029	83,047
Exelon Corp	187,000	7.600%	4/1/2032	209,925
Ohio Edison Co	300,000	8.250%	10/15/2038	380,876
Ohio Power Co	250,000	6.600%	3/1/2033	270,486
PacifiCorp	100,000	7.700%	11/15/2031	112,672
Potomac Electric Power Co	175,000	7.900%	12/15/2038	211,644
Progress Energy Inc	151,000	7.750%	3/1/2031	169,803
Public Service Co of Colorado	240,000	6.250%	9/1/2037	257,289
Public Service Enterprise Group Inc	36,000	8.625%	4/15/2031	40,432

See Notes to Financial Statements

Indexperts Yield Focused Fixed Income ETF
Schedule of Investments (unaudited) (continued)
As of April 30, 2026
	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds (continued)
Utilities (continued)
Southwestern Electric Power Co	$140,000	6.200%	3/15/2040	$144,720
Toledo Edison Co/The	250,000	6.150%	5/15/2037	267,716
Union Electric Co	145,000	8.450%	3/15/2039	183,578
Virginia Electric and Power Co	300,000	8.875%	11/15/2038	391,090
				5,101,284
Total Corporate Bonds (Cost $22,153,513)				22,304,923

Short-Term Investment - 0.26%			Shares
Goldman Sachs Financial Square Government Fund, 3.59% (a) (Cost $59,325)			59,325	59,325

Investments, at Value (Cost $22,212,838) - 98.44%				22,364,248
Other Assets Less Liabilities - 1.56%				354,153
Net Assets - 100.00%				$22,718,401

(a) Represents 7-day effective SEC yield as of April 30, 2026.

See Notes to Financial Statements

Indexperts ETFs
Statement of Assets and Liabilities (unaudited)
As of April 30, 2026
	Gorilla Aggressive Growth ETF	Quality Earnings Focused ETF	Yield Focused Fixed Income ETF
Assets:
Investments, at value	$41,933,403	$38,314,513	$22,364,248
Receivables:
Dividends	5,491	20,676	—
Interest	1,356	749	363,668
Total assets	42,003,605	38,335,938	22,727,916
Liabilities:
Investments purchased	56,380	—	—
Advisory fees	16,805	15,336	9,515
Total liabilities	73,185	15,336	9,515
Total Net Assets	$41,930,420	$38,320,602	$22,718,401
Net Assets Consist of:
Paid in capital	$39,856,879	$35,264,929	$22,588,004
Accumulated earnings	2,073,541	3,055,673	130,397
Total Net Assets	$41,930,420	$38,320,602	$22,718,401
ETF Shares Outstanding, no par value
(unlimited authorized shares)	3,707,018	3,366,932	2,273,337
Net Asset Value, Per Share	$11.31	$11.38	$9.99
Investments, at cost	$39,009,671	$34,643,467	$22,212,838

See Notes to Financial Statements

Indexperts ETFs
Statement of Operations (unaudited)
For the fiscal period ended April 30, 2026
	Gorilla Aggressive Growth ETF	Quality Earnings Focused ETF	Yield Focused Fixed Income ETF
Investment Income:
Dividends	$130,648	$267,554	$—
Interest	7,909	5,349	596,336
Total Investment Income	138,557	272,903	596,336
Expenses:
Advisory fees	102,537	90,736	56,777
Net Investment Income	36,020	182,167	539,559
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions	3,530	26,244	555
Net change in unrealized appreciation (depreciation)	(2,236,626)	2,207,884	(421,171)
Net Realized and Unrealized Gain (Loss) on Investments	(2,233,096)	2,234,128	(420,616)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,197,076)	$2,416,295	$118,943

See Notes to Financial Statements

Indexperts ETFs
Statements of Changes in Net Assets
For the fiscal period ended
	Gorilla Aggressive Growth
	April 30, 2026	October 31, 2025(a)
Operations:
Net investment income	$36,020	$9,348
Net realized gain (loss) from investment transactions	3,530	7,908
Net change in unrealized appreciation (depreciation) on investments	(2,236,626)	5,160,358
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,197,076)	5,177,614
Distributions to Shareholders from:
Distributable Earnings	(39,808)	(13,265)

Capital Share Transactions:
Shares sold	2,536,897	48,542,485
Shares repurchased	—	(12,076,427)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,536,897	36,466,058

Net Increase in Net Assets	300,013	41,630,407
Net Assets:
Beginning of Period	41,630,407	—
End of Period	$41,930,420	$41,630,407
Share Information:
Shares sold	220,000	4,707,018
Shares repurchased	—	(1,220,000)
Net Increase in Capital Shares	220,000	3,487,018
(a) Commenced operations on December 31, 2024

See Notes to Financial Statements

Quality Earnings Focused ETF		Yield Focused Fixed Income ETF
April 30, 2026	October 31, 2025(a)	April 30, 2026	October 31, 2025(a)

$182,167	$195,656	$539,559	$666,845
26,244	(158,138)	555	(21,570)
2,207,884	1,463,162	(421,171)	572,581
2,416,295	1,500,680	118,943	1,217,856

(181,814)	(176,546)	(541,450)	(664,953)

1,380,394	40,265,593	2,536,257	21,959,050
—	(6,884,000)	(503,885)	(1,403,417)
1,380,394	33,381,593	2,032,372	20,555,633

3,614,875	34,705,727	1,609,865	21,108,536

34,705,727	—	21,108,536	—
$38,320,602	$34,705,727	$22,718,401	$21,108,536

130,000	3,926,932	250,000	2,213,337
—	(690,000)	(50,000)	(140,000)
130,000	3,236,932	200,000	2,073,337

See Notes to Financial Statements

Gorilla Aggressive Growth ETF
Financial Highlights
	April 30,	October 31,
For a share outstanding during fiscal period ended	2026(e)	2025(a)
Net Asset Value, Beginning of Period	$11.94	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (b)	0.01	—
Net realized and unrealized gain (loss) from investment transactions	(0.63)	1.95
Total from Investment Operations	(0.62)	1.95
Less Distributions From:
Net investment income	(0.01)	(0.01)

Net Asset Value, End of Period	$11.31	$11.94

Total Return	(5.16)%	19.45%(	d)
Net Assets, End of Period (in thousands)	$41,930	$41,630

Ratios of:
Net Expenses to Average Net Assets	0.50%	0.50%(	c)
Net Investment Income	0.18%	0.04%(	c)
Portfolio turnover rate	0.16%	24.72%(	d)

(a)	The fund commenced operations on December 31, 2024.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized
(e)	Unaudited

See Notes to Financial Statements

Quality Earnings Focused ETF
Financial Highlights
	April 30,	October 31,
For a share outstanding during fiscal period ended	2026(e)	2025(a)
Net Asset Value, Beginning of Period	$10.72	$10.00
Income from Investment Operations:
Net Investment Income (b)	0.05	0.08
Net realized and unrealized gain from investment transactions	0.66	0.70
Total from Investment Operations	0.71	0.78
Less Distributions From:
Net investment income	(0.05)	(0.06)

Net Asset Value, End of Period	$11.38	$10.72

Total Return	6.69%	7.86%(	d)
Net Assets, End of Period (in thousands)	$38,321	$34,706

Ratios of:
Net Expenses to Average Net Assets	0.50%	0.50%(	c)
Net Investment Income	1.00%	0.90%(	c)
Portfolio turnover rate	0.36%	22.21%(	d)

(a)	The fund commenced operations on December 31, 2024.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized
(e)	Unaudited

See Notes to Financial Statements

Yield Focused Fixed Income ETF

Financial Highlights

	April 30,	October 31,
For a share outstanding during fiscal period ended	2026(e)	2025(a)
Net Asset Value, Beginning of Period	$10.18	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (b)	0.24	0.40
Net realized and unrealized gain (loss) from investment transactions	(0.19)	0.15
Total from Investment Operations	0.05	0.55
Less Distributions From:
Net investment income	(0.24)	(0.37)
Net Asset Value, End of Period	$9.99	$10.18

Total Return	0.50%	5.65%	(d)
Net Assets, End of Period (in thousands)	$22,718	$21,109

Ratios of:
Net Expenses to Average Net Assets	0.50%	0.50%	(c)
Net Investment Income	4.75%	4.78%	(c)
Portfolio turnover rate	0.30%	3.87%	(d)

(a)	The fund commenced operations on December 31, 2024.
(b)	Calculated using the average shares method.

(c)	Annualized
(d)	Not annualized
(e)	Unaudited

See Notes to Financial Statements

Indexperts ETFs

Notes to Financial Statements (unaudited)

As of April 30, 2026

1.	Organization and Significant Accounting Policies

The Funds, actively managed exchange-traded funds, are each a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds commenced operations on December 31, 2024.

The Indexperts Gorilla Aggressive Growth ETF seeks long-term capital appreciation. The Fund intends to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies that Indexperts, LLC (the “Advisor”) believes have the potential for growth. These securities may be of any market capitalization.

The Indexperts Quality Earnings Focused ETF seeks total return. The Fund intends to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies that the Advisor believes have a consistent history of earnings stability or growth, and strong prospects for continued earnings stability and growth based on the Advisor’s research and analysis. These securities may be of any market capitalization.

The Indexperts Yield Focused Fixed Income ETF seeks current income. The Fund intends to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed-income securities. These fixed-income securities will include corporate bonds, Treasury notes, bills and bonds, asset-backed securities and preferred stocks.

Each Fund will issue and redeem shares at Net Asset Value (“NAV”) only in a large blocks of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Paralel Distributors LLC (the “Distributor”). Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or dealers at market price. Shares of the Indexperts Gorilla Aggressive Growth ETF, Indexperts Quality Earnings Focused ETF, and Indexpert Yield Focused Income ETF are listed for trading on NYSE Arca under the ticker symbols RILA, QIDX, and YFFI, respectively. Because shares of the Funds will trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (premium) or less than NAV (discount).

Creation Transaction Fees

A fixed creation transaction fee of $250 per transaction ($500 for the Indexperts Yield Focused Fixed Income ETF) (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate a Fund for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

Each Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored for the oversight functions of the Fund. This information is presented in the financial statements and the financial highlights.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation

The Funds’ debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The Funds’ debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the Funds’ debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of a Fund’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by the Funds may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are believed in good faith by the fair value designee to be deemed unreliable, including restricted securities, fair value determinations are made in accordance with the policies and procedures approved by the Board of Trustees of the Trust (“Trustees”). Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Indexperts ETFs

Notes to Financial Statements (unaudited)

As of April 30, 2026

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset value is not calculated and on which the Fund does not effect sales, redemptions and exchanges of its Shares.

Fair Value Measurement

The Funds have adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of April 30, 2026, for the Funds’ assets measured at fair value:

Gorilla Aggressive Growth ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stock (b)	$41,463,293	$41,463,293	$—	$—
Short-Term Investment	470,110	470,110	—	—
Total Assets	$41,933,403	$41,933,403	$—	$—

Indexperts ETFs

Notes to Financial Statements (unaudited)

As of April 30, 2026

Quality Earnings Focused ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stock (b)	$38,035,152	$38,035,152	$—	$—
Short-Term Investment	279,361	279,361	—	—
Total Assets	$38,314,513	$38,314,513	$—	$—

Yield Focused Fixed Income ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds (b)	$22,304,923	$—	$22,304,923	$—
Short-Term Investment	59,325	59,325	—	—
Total Assets	$22,364,248	$59,325	$22,304,923	$—

(a) The Fund had no Level 3 holdings during the fiscal period ended April 30, 2026.

(b) Refer to Schedule of Investments for breakdown by sector.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The Funds bear expenses incurred specifically on their behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

Indexperts Gorilla Aggressive Growth ETF and Indexperts Quality Earnings Focused ETF distribute income dividends, if any, to shareholders quarterly. Indexperts Yield Focused Fixed Income ETF distributes income dividends, if any, to shareholders monthly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income. The Funds generally declare and distributes capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	Risk Considerations

	Gorilla Aggressive Growth ETF	Quality Earnings Focused ETF	Yield Focused Fixed Income ETF
Authorized Participant Risk	X	X	X
Common Stock/Equity Security Risk	X	X
Credit/Default Risk			X
Cybersecurity Risk	X	X	X
Early Close/Trading Halt Risk	X	X	X
ETF Structure Risk	X	X	X
Financial Institution Failure Risk	X	X	X
Fixed Income Risk			X

Indexperts ETFs

Notes to Financial Statements (unaudited)

As of April 30, 2026

	Gorilla Aggressive Growth ETF	Quality Earnings Focused ETF	Yield Focused Fixed Income ETF
Growth Stock Risk	X	X
Interest Rate Risk			X
Investing Risk	X	X	X
Large-Capitalization Risk	X	X
Management Risk	X	X	X
Market Risk	X	X	X
Models and Data Risk			X
Preferred Securities Risk			X
Sector Risk	X	X	X
Small and Mid-Cap Securities Risk	X	X
U.S. Government Securities Risk			X
Value Investing Risk		X

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes, such as the Fund.

Common Stock/Equity Security Risk. Common stock holds the lowest priority in a company’s capital structure and therefore takes the largest share of the company’s risk and its accompanying volatility. Investments in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended markets downturns, the value of common stocks will decline, which could also result in losses for the Fund. The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political, or market conditions.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Funds, like all companies may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Funds and their service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines and penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Indexperts ETFs

Notes to Financial Statements (unaudited)

As of April 30, 2026

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the certain risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. Any absence of an active trading market, in turn, leads to a heightened risk of a difference between the market price of the Fund’s shares and the value of the shares, which would be reflected in a wider bid-ask spread.

○	Cash Transactions. To the extent Creation Units are purchased or sold by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Cash Transaction Risk. (Only applicable to Quality Fixed Income ETF). Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV and the bid-ask spread could widen.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the NAV, and the bid-ask spread could widen.

▪	To the extent APs exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

▪	The market price for Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

▪	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

▪	In stressed market conditions, the market for Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

Financial Institution Failure Risk. The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or its portfolio companies have a commercial relationship could adversely affect, among other things, the Fund and its portfolio companies’ ability to pursue key strategic initiatives, including by affecting our ability to borrow from financial institutions on favorable terms. In the event a portfolio company, or potential portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, such portfolio company may experience delays or other issues in meeting certain obligations or consummating transactions.

Indexperts ETFs

Notes to Financial Statements (unaudited)

As of April 30, 2026

Fixed Income Risk. The Fund’s investments in fixed income securities will be subject to various risks including interest rate risk, credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Growth Stock Risk. Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Interest Rate Risk. As interest rates rise, the value of fixed income securities are likely to decrease. Conversely, as interest rates fall, the value of fixed income securities are likely to increase. A wide variety of market factors can cause interest rates to fluctuate, including central bank monetary policy, rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell some or all of its bond investments at any given time. Changes in interest rates may also affect the Fund’s share price; for example, a sharp rise in interest rates could cause the Fund’s share price to fall.

Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Investing Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of distributions. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved. The Fund may utilize investment techniques, such as leverage, which can in certain circumstances increase the adverse impact to which the Fund’s investment portfolio may be subject.

Any real or perceived adverse economic changes, local, regional, or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers, and/or investment restrictions in certain securities of those countries, the spread of infectious illness or public health issues, recessions, raising of interest rates, or other events could have a materials adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions, and the market in general, in was that cannot be foreseen. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of real estate, and other securities and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Indexperts ETFs

Notes to Financial Statements (unaudited)

As of April 30, 2026

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s NAV will also change daily in response to such factors.

Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Sector Risk. The fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the fund’s investments more than the market as a whole, to the extent that the fund may, from time to time, have greater exposure to the securities of a particular issuer or issuers within the same industry or sector. Such sector-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector. In addition, at times, such sector may be out of favor and underperform other sectors or the market as a whole.

●	Consumer Discretionary Companies. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to, among other things, overall economic conditions, interest rates and disposable household income and consumer spending. These companies typically face intense competition and are subject to fluctuating consumer confidence and consumer demand. Many of these companies compete aggressively on price, potentially affecting their long run profitability. Companies within consumer discretionary related industries may have extensive online operations. The online nature of these companies and their involvement in processing, storing and transmitting large amounts of data make these companies particularly vulnerable to cyber security risk. This includes threats to operational software and hardware, as well as theft of personal and transaction records and other customer data. In the event of a cyberattack, these companies could suffer serious adverse reputational and operational consequences, including liability and litigation.

●	Energy Companies. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. The energy sector is cyclical and can be significantly impacted by changes in economic conditions. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies. Policies that promote energy conservation, clean energy or the transition to low carbon alternatives also may affect the performance of energy companies

Indexperts ETFs

Notes to Financial Statements (unaudited)

As of April 30, 2026

●	Financial Companies. Companies in the financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital, among other factors.

●	Industrials companies: The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage and product liability claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of export or import controls, increased competition, depletion of resources, technological developments and labor relations.

●	Technology Companies. Companies in the technology sector are subject to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and increased competition. For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of a technology company’s stock. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments or investor perception of a company and/or its products or services. The stock prices of companies operating within the technology sector may be subject to abrupt or erratic movements.

●	Utilities Sector: The utilities sector is generally subject to significant government regulation and oversight, including restrictions on rates as well as environmental and other regulations. The utilities sector may also be adversely affected by changing commodity prices, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. Utility companies also may face risks related to, among other things, natural disasters, cyber or other attacks, capital project funding, energy price volatility and increased competition.

Small and Mid-Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities. To the extent that a security is guaranteed by the U.S. Government or an U.S. government agency, such securities are only guaranteed with respect to the timely payment of interest and principal. The U.S. government, its agencies, authorities and instrumentalities do not guarantee the market value of such obligation and, in fact, the market values of such obligations may fluctuate.

Value Investing Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value. Securities purchased by the Fund that do not realize their full economic value may reduce the Fund’s return.

3.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, each Fund pays the Advisor a unitary management fee equal to 0.50% of each Funds’ average daily net assets (the “Management Fee”). The Management Fee is payable monthly in arrears on the last business day of each calendar month. The Management Fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing service for the Fund. Out of the Management Fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services, and Independent Trustees’ fees, but excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor). The Advisor, and not Fund shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in assets.

Indexperts ETFs

Notes to Financial Statements (unaudited)

As of April 30, 2026

4.	Trustees and Officers

The Trustees are responsible for the overall management and operations of the Funds, including general supervision of the duties performed by the Advisor and other service providers. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds. Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor, as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”) will receive no salary or fees from the Trust. The Independent Trustees receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the Fund closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.

Each of the Trustees serves as a Trustee to all series of the Trust, including each Fund. Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5.	Purchases and Sales of Investment Securities

For the fiscal period ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
Gorilla Aggressive Growth ETF	$1,364,039	$1,012,406	$—	$—	$2,175,614	$—
Quality Earnings Focused ETF	1,157,553	960,339	—	—	1,184,385	—
Yield Focused Fixed Income ETF	5,220,438	3,119,978	—	—	—	—

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect risk of loss to be remote.

7.	Recently Adopted Accounting Pronouncement

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

8.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Indexperts ETFs

Additional Information (unaudited)

As of April 30, 2026

Changes In and Disagreements with Accountants (Form N-CSR Item 8)

There were no changes in or disagreements with the accountant during the period.

Proxy Disclosures for Open-End Management Investment Companies (Form N-CSR Item 9)

Not applicable

Renumeration Paid to Directors, Officers and Others (Form N-CSR Item 10)

The aggregate compensation paid, on behalf of the Funds, to the Independent Trustees for the period of this report was $9,600. For the period of this report, no special compensation was paid to the Independent Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person of whom any officer or director of the ETF is an affiliated person.

Approval of Investment Advisory Agreements (Form N-CSR Item 11)

Not applicable during the period.

Indexperts ETFs

P.O. Box 4365

Rocky Mount, NC 27803-0365

An investor should consider the investment objectives, risks, charges and expenses of the Indexperts ETFs carefully before investing. The prospectus and summary prospectus, which contain this and other information, are available at the websites listed below or by calling 800-773-3863. The prospectus should be read carefully before investing.

Indexperts Gorilla Aggressive Growth ETF	https://indexperts.com/RILA
Indexperts Quality Earnings Focused ETF	https://indexperts.com/QIDX
Indexperts Yield Focused Fixed Income ETF	https://indexperts.com/YFFI

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No changes during the period.

Item 9.	Proxy Disclosure for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: July 6, 2026	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: July 6, 2026	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: July 6, 2026	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer